Financial Information by Segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Schedule of financial information by segments
	Year ended December 31, 2021
	Mexico	USA	Brazil	Eliminations between segments		Total
Net sales	$29,678,133	$8,216,595	$17,725,628	$		$55,620,356
Cost of sales	21,337,462	7,159,354	11,471,370			39,968,186
Gross profit (loss)	8,340,671	1,057,241	6,254,258			15,652,170
Administrative expenses	(907,798)	(256,875)	(877,969)			(2,042,642)
Other income (expenses), net	(77,530)	454,303	1,793		(455,972)	(77,406)
Interest income	65,631	317				65,948
Interest expense	(28,904)	(61,494)	(96,486)		99,439	(87,445)
Exchange rate gain (loss), net	325,389	(378)	(120,300)		120,300	325,011
Income (loss) before income taxes	7,717,459	1,193,114	5,161,296		(236,233)	13,835,636
Income taxes	2,472,751	477,380	1,439,638			4,389,769
Net income (loss) for the year	$5,244,708	$715,734	$3,721,658		$(236,233)	$9,445,867

Depreciation and Amortization	$667,167	$270,119	$237,822			$1,175,108

Total assets	47,917,643	10,836,083	8,815,051		$(10,226,205)	57,342,572

Total, liabilities	7,828,384	5,544,135	12,396,190		(10,226,205)	15,542,504

Acquisitions of property, plant and equipment	367,496	288,487	410,439			1,066,422

	Year ended December 31, 2020
	Mexico	USA	Brazil	Eliminations between segments		Total
Net sales	$19,660,889	$5,549,366	$10,659,059	$		$35,869,314
Cost of sales	15,459,258	5,677,213	8,075,253			29,211,724
Gross profit (loss)	4,201,631	(127,847)	2,583,806			6,657,590
Administrative expenses	(1,117,817)	(240,726)	(660,785)			(2,019,328)
Other income (expenses), net	52,656	505,946	(11,854)			546,748
Interest income	107,605	222	0			107,827
Interest expense	(5,108)	(16,104)	(66,007)		33,473	(53,746)
Exchange rate gain (loss), net	(483,822)	1,510	(1,096,416)		1,215,564	(363,164)
Income (loss) before income taxes	2,755,145	123,001	748,744		1,249,037	4,875,927
Income taxes	1,747,568	118,926	211,350			2,077,844
Net income (loss) for the year	$1,007,577	$4,075	$537,394		$1,249,037	$2,798,083

Depreciation and Amortization	$693,362	$332,186	$426,723			$1,452,271

Total assets	33,386,043	9,237,831	5,807,121		$(2,927,348)	45,503,647

Total liabilities	6,944,579	4,797,682	3,670,075		(2,927,348)	12,484,988

Acquisitions of property, plant and equipment	278,700	41,054	631,451			951,205

	Year ended December 31, 2019
	Mexico	USA	Brazil	Eliminations between segments		Total
Net sales	$18,530,672	$7,120,360	$8,520,169	$		$34,171,201
Cost of sales	14,934,575	7,752,776	7,379,790			30,067,141
Gross profit (loss)	3,596,097	(632,416)	1,140,379			4,104,060
Administrative expenses	(848,495)	(267,756)	(521,174)			(1,637,425)
Other income (expenses), net	(175,412)	71,324	(32,494)			(136,582)
Interest income	145,729	266	0			145,995
Interest expense	3,438	(84,621)	(110,919)		137,053	(55,049)
Exchange rate gain (loss), net	(628,044)	2,745	(177,314)		18,030	(784,583)
Income (loss) before income taxes	2,093,313	(910,458)	298,478		155,083	1,636,416
Income taxes	3,505,015	(236,598)	7,857			3,276,274
Net income (loss) for the year	$(1,411,702)	$(673,860)	$290,621		$155,083	$(1,639,858)

Depreciation and Amortization	$577,048	$260,760	$270,821			$1,108,629

Total assets	32,935,743	8,419,771	6,002,701		$(3,343,456)	44,014,759

Total liabilities	7,253,713	4,219,817	3,274,908		(3,343,456)	11,404,982

Acquisitions of property, plant and equipment	785,818	278,467	207,135			1,271,420

Schedule of information on products
	Year ended December 31,
	2021	2020	2019
Light structural	$2,600,484	$1,529,216	$1,396,632
Structural	5,342,228	3,677,441	3,304,178
Bars	4,456,151	2,061,053	2,220,264
Rebar	19,625,066	14,081,399	12,370,490
Flat rebar	3,376,554	1,851,960	1,833,576
Hot rolled bars	11,413,275	7,548,939	8,226,613
Cold drawn bars	3,213,061	2,139,938	3,102,544
Others	5,593,537	2,979,368	1,716,904
	$55,620,356	$35,869,314	$34,171,201

Schedule of information about geographical areas
	Year ended December 31,
	2021	2020	2019
Mexico	$28,060,405	$18,122,828	$17,873,633
USA	9,050,696	6,555,642	7,544,078
Brazil	17,548,823	10,608,151	8,500,592
Canada	441,856	311,761	175,686
Latin America	513,524	253,096	60,672
Other (Europe and Asia)	5,052	17,836	16,540
	$55,620,356	$35,869,314	$34,171,201